Income Taxes (Details) - Schedule of the changes in the total valuation allowance - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of the changes in the total valuation allowance [Abstract]
Balance at beginning	$ 636,462	$ 581,216
Additions during the year	277,709	55,246
Balance at ending	$ 914,171	$ 636,462